Right-of-Use Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets

The details of the right-of-use assets recognized as at June 30, 2025 are as follows:

Office lease
Balance, December 31, 2023	$121,982
Amortization	(118,049)
Movement in exchange rates	(3,933)
Balance, December 31, 2024	-
Additions	272,274
Amortization	(69,466)
Movement in exchange rates	1,398
Balance, June 30, 2025	$204,206

The details of the right-of-use assets recognized as at December 31, 2024 are as follows:

Office lease
Balance, December 31, 2022	$324,070
Amortization	(205,424)
Movement in exchange rates	3,336
Balance, December 31, 2023	121,982
Amortization	(118,049)
Movement in exchange rates	(3,933)
Balance, December 31, 2024	$-